INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible assets

Intangible assets consist of the following:

	December 31,
	2015	2014

Non-compete agreement	$1,250,000	$1,250,000
Intellectual property	756,000	756,000
	2,006,000	2,006,000
Accumulated amortization	(394,256)	—
Carrying value	$1,611,744	$2,006,000